SCHEDULE OF FAIR VALUE LIABILITIES ON RECURRING BASIS (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Investments, All Other Investments [Abstract]
Beginning balance	$ 2,200	$ 1,333
Issuance of warrants			14,453
Exercise of warrants			(2,847)
Change in fair value upon re-measurement	(1,600)	867	(10,273)
Ending balance	$ 600	$ 2,200	$ 1,333